Convertible notes payable (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Notes Payable
Schedule of Convertible notes payable

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
Investors	149,090,866	-	-
Total	149,090,866	-	-